ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2014	2015

Government authorities	$3,673	$3,419
Accrued royalties to the OCS (Note 10a)	283	251
Accrued expenses	7,744	11,223

	$11,700	$14,893